CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 08, 2012	Jun. 16, 2012	Mar. 24, 2012	Sep. 10, 2011	Jun. 18, 2011	Mar. 26, 2011	Dec. 29, 2012	Dec. 31, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Income Statement [Abstract]
Revenue	$ 353.1	$ 312.7	$ 322.8	$ 361.6	$ 310.1	$ 330.9	$ 652.2	$ 406.5	$ 1,640.8	$ 1,409.1	$ 1,248.5
Cost of goods sold									1,008.1	852.3	754.5
Non-recurring transaction and integration costs									4.5
Restructuring and other transition costs											1.4
Gross profit	138.6	118.1	132.2	146.7	122.1	137.8	239.3	150.2	628.2	556.8	492.6
Selling, general and administrative expenses									482.0	386.6	347.6
Non-recurring transaction and integration costs									32.5
Restructuring and other transition costs											2.8
Operating profit									113.7	170.2	142.2
Other expenses (income):
Interest expense									14.6	1.4	0.6
Non-recurring acquisition related interest expense									5.2
Interest income									(0.6)	(0.4)	(0.2)
Other expense (income) - net									0.3	0.3	(1.4)
Other expenses (income)									19.5	1.3	(1.0)
Earnings before income taxes									94.2	168.9	143.2
Income taxes									13.4	45.6	38.7
Net earnings									80.8	123.3	104.5
Net earnings attributable to non-controlling interests									0.1
Net earnings attributable to Wolverine World Wide, Inc.	32.7	20.5	31.2	40.4	24.0	35.9	(3.7)	23.0	80.7	123.3	104.5
Net earnings per share :
Basic	$ 0.68	$ 0.43	$ 0.65	$ 0.84	$ 0.49	$ 0.74	$ (0.08)	$ 0.48	$ 1.67	$ 2.54	$ 2.15
Diluted	$ 0.66	$ 0.42	$ 0.64	$ 0.82	$ 0.48	$ 0.72	$ (0.08)	$ 0.47	$ 1.63	$ 2.48	$ 2.11
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments									5.7	(11.3)	(2.9)
Change in fair value of foreign exchange contracts									(5.0)	5.1	1.7
Change in fair value of interest rate swap									(1.0)
Pension adjustments									(16.2)	(23.7)	2.9
Other comprehensive income									(16.5)	(29.9)	1.7
Comprehensive income									64.2	93.4	106.2
Less: comprehensive loss attributable to non-controlling interest									(0.1)
Comprehensive income attributable to Wolverine World Wide, Inc.									$ 64.3	$ 93.4	$ 106.2